Shareholder Report, Average Annual Return (Details) 74200175400_Putnam Ultra Short Duration Income Fund_Class N_TSR Annual {Class N}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (with sales charge)
Average Annual Return, Percent	2.29%	3.36%	2.38%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	3.85%	3.68%	2.54%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	3.94%	3.61%	2.39%